Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of weighted-average assumptions
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the period September 19, 2024 (inception) to December 31, 2024:

Period from September 19, 2024 (Inception) to December 31, 2024
Expected term (in years)	5.8
Expected volatility	96.7%
Risk-free interest rate	4.2%
Dividend yield	0.0%
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards during the nine months ended September 30, 2025:

Nine Months Ended
September 30, 2025
Expected term (in years)	6.1
Expected volatility	97.6%
Risk-free interest rate	4.1%
Dividend yield	0.0%

Schedule of stock option activity
The following table summarizes the stock option activity for the period from September 19, 2024 (inception) to December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding balance as of September 19, 2024 (inception)	—	$—	—	$—
Granted	1,082,893	6.16
Exercised	—	—
Forfeited	—
Outstanding balance as of December 31, 2024	1,082,893	$6.16	9.9	$—
Vested and expected to vest, December 31, 2024	1,082,893	$6.16	9.9	$—
Exercisable as of December 31, 2024	190,978	$6.16	9.9	$—
The following table summarizes the stock option activity during the nine months ended September 30, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (thousands)
Outstanding balance as of December 31, 2024	1,082,893	$6.16	9.9	$—
Granted	3,720,112	$8.61
Exercised	(811)	$6.16		5
Forfeited or expired	(707,957)	$6.16
Outstanding balance as of September 30, 2025	4,094,237	$8.39	9.5	$14,815
Exercisable as of September 30, 2025	268,315	$6.20	9.2	$1,528

Schedule of RSU and RSA activity
The following table summarizes the RSA activity for the period from September 19, 2024 (inception) to December 31, 2024:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of September 19, 2024 (inception)	—	$—
Granted	296,104	1.38
Vested	(49,351)	1.38
Forfeited	—	—
Unvested balance as of December 31, 2024	246,753	$1.38
The following table summarizes the RSU activity during the nine months ended September 30, 2025:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2024	—	$—
Granted	438,386	6.16
Vested	—	—
Forfeited	—	—
Unvested balance as of September 30, 2025	438,386	$6.16
The following table summarizes the RSA activity during the nine months ended September 30, 2025:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2024	246,753	$1.38
Granted	20,164	9.55
Vested	(24,781)	3.05
Forfeited	(148,053)	1.38
Unvested balance as of September 30, 2025	94,083	$2.70

Schedule of fair value of warrants
The following table summarizes the assumptions used in calculating the fair value of the awards for the period September 19, 2024 (inception) to December 31, 2024:

Period from September 19, 2024 (Inception) to December 31, 2024
Expected term (years)	10.0
Expected volatility	96.3%
Risk-free interest rate	4.6%
Dividend yield	—
The following table summarizes the assumptions used in calculating the fair value of the warrants:

As of
September 30, 2025
Expected term (in years)	10.0
Expected volatility	99.8%
Risk-free interest rate	4.2%
Dividend yield	0.0%

Schedule of share-based compensation expense
The following table summarizes the classification of the Company’s stock-based compensation expense in the statement of operations and comprehensive loss (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
General and administrative	$1,073
Research and development	61
$1,134
The following table summarizes the award types of the Company’s stock-based compensation expense in the statement of operations and comprehensive loss (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
Stock options	$983
RSA	90
Parascent warrant obligation	61
$1,134
The following table summarizes the classification of the Company’s share-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
General and administrative	$1,172	$5,250	$—
Research and development	813	3,305	69
Total share-based compensation expense	$1,985	$8,555	$69
The following table summarizes the award types of the Company’s share-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
Stock options	$1,789	$5,924	$—
RSAs	35	238	69
RSUs	170	366	—
Parascent warrant obligation	(9)	2,027	—
Total share-based compensation expense	$1,985	$8,555	$69